LEASES (Details Narrative)								1 Months Ended				5 Months Ended	12 Months Ended
		Dec. 20, 2022 USD ($) shares	Dec. 01, 2022 USD ($) Integer shares	Oct. 25, 2022 shares	Jul. 25, 2022 USD ($) shares	Sep. 14, 2021 USD ($) shares	Jul. 21, 2021 $ / shares shares	Jan. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Aug. 15, 2022 USD ($) Integer $ / shares shares	Aug. 15, 2022 $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Sep. 28, 2022 shares	Sep. 19, 2022 shares	Aug. 10, 2017 USD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Increase in authorized number of shares															505,000,000
Common stock, shares authorized					42,253,521							500,000,000	500,000,000	500,000,000	200,000,000	505,000,000
Preferred stock, shares authorized									200,000,000			5,000,000	5,000,000	5,000,000	5,000,000
Stock issued during period shares new issues													205.8726308
Warrants offering							10,293,632
Warrants term							5 years
Class of warrant or right, exercise price of warrants or rights | $ / shares							$ 1.00
Number of shares issued for services								100,000	1,666,667
Value for shares issued for services | $								$ 100,000					$ 1,766,667
Description of restricted shares of common stock											None of the 17,450,000 restricted shares of common stock have been issued by the transfer agent as of November 30, 2022, and on November 15, 2022, 25,000 of these service-based shares were cancelled as the employee terminated their employment prior to any issuance or vesting of those shares. None of the shares have vested
Stock based compensation | $													6,012,156	$ 2,027,255
Stock based compensation recognized | $													225,000
Unrecognized stock based compensation recognized | $													$ 14,236,391
Conversion of stock, description													The lower of (i) $1.00 and (ii) an amount equal to 80% of the 30-day VWAP of the common stock as reported on the Principal Market
Warrant outstanding												25.00%	25.00%
Amortization of discount | $													$ 1,341,362
Warrants granted													10,293,632
Warrants term													5 years
Lease description													For the expected term of the lease the Company used the initial terms ranging between 36 and 48 months
Unamortized lease right of use asset | $												$ 275,783	$ 275,783
Finance lease right of use asset | $												175,139	175,139
Operating lease right of use asset | $												100,644	100,644	$ 243,494
Lease liability | $												255,524	255,524
Finance lease liability | $												145,288	145,288
Operating lease liability | $												$ 110,236	$ 110,236
Third Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant issued, shares						700,000
Warrants exercised, shares						1,400,000
Warrants exercised, value | $						$ 14,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Lease discount rate, percentage												0.00%	0.00%
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Lease discount rate, percentage												18.13%	18.13%
Advisor Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation | $													$ 2,942,673
Advisor Agreements [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of barrels of oil produced per day | Integer			1,000							1,000
Advisor Agreements [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of barrels of oil produced per day | Integer			5,000							5,000
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues		1,666,667
Stock issued during period, value | $		$ 1,666,666.67
Consulting Agreement [Member] | Atikin Investments LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares							$ 0.01
Warrants granted							1,400,000
Warrants term							5 years
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues					1,200
Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues				1,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, value | $													6,488,178
Amortization of discount | $													$ 1,341,362
Series C Preferred Stock [Member] | Securities Purchase Agreement [Member] | 133 Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants offering												205.8726308	205.8726308
Warrants term												5 years	5 years
Percentage of common stock issuable												200.00%	200.00%
Class of warrant or right, exercise price of warrants or rights | $ / shares												$ 25,000	$ 25,000
Purchase price of warrants | $												$ 5,146,816
Ecoark Holdings Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of outstanding shares of capital stock					100.00%
Ecoark Holdings Inc [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues					1,200
Liquidation preference value | $					$ 30,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized															500,000,000
Number of shares issued for services	[1]												1,766,667
Value for shares issued for services | $	[1]												$ 177
Common Stock [Member] | Advisor Agreements [Member] | Directors Management and Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues										17,450,000
Stock issued during period, value | $										$ 12,604,500
Restricted Stock grants cancelled			17,425,000
Common Stock [Member] | Advisor Agreements [Member] | Directors Management and Consultants [Member] | Share-Based Payment Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues										11,950,000
Stock issued during period, value | $										$ 8,699,500
Common Stock [Member] | Advisor Agreements [Member] | Directors Management and Consultants [Member] | Performance Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues										5,500,000
Stock issued during period, value | $										$ 3,905,000
Common Stock [Member] | Advisor Agreements [Member] | Directors Management and Consultants [Member] | Performance Based R S U [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted Stock Award			5,500,000
Restricted Stock Award value | $			$ 5,005,000
Common Stock [Member] | Advisor Agreements [Member] | Directors Management and Consultants [Member] | Service Based RSU [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted Stock Award			11,925,000
Restricted Stock Award value | $			$ 10,851,750
Common Stock [Member] | Advisor Agreements [Member] | Directors Management and Consultants [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share | $ / shares										$ 0.71	$ 0.71
Common Stock [Member] | Advisor Agreements [Member] | Directors Management and Consultants [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share | $ / shares										$ 1.25	$ 1.25
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants offering																	5,314
Class of warrant or right, exercise price of warrants or rights | $ / shares																	$ 19.00
Warrant [Member] | Two Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants offering																	42,510
Warrants and Rights Outstanding | $																	$ 525,000
Warrant [Member] | Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants offering																	5,314
Class of warrant or right, exercise price of warrants or rights | $ / shares																	$ 14.25

[1]	On July 25, 2022, White River Holdings Corp acquired the Company in a share exchange. White River Holding’s parent, Ecoark was issued 1,200 Series A preferred stock of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these audited financial statements along with amounts due to Ecoark. that were exchanged for the Series A preferred stock. The reclassification to additional paid in capital were $28,953,510 and $25,058,733 as of July 25, 2022 and March 31, 2022, respectively, and are deemed to have been permanently contributed by Ecoark.